                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146433




                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2008
--------------------------------------------------------------------------------

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made between October 13, 2008 and December 31, 2008:

---------------------------------------------------------------------------
                                                                 PAYMENT
                                                               ENHANCEMENT
            PAYMENT ENHANCEMENT LEVEL                             RATE
---------------------------------------------------------------------------
Under $250,000                                                     5%
---------------------------------------------------------------------------
$250,000 - $499,999                                                6%
---------------------------------------------------------------------------
$500,000+                                                          7%
---------------------------------------------------------------------------

The Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.




Dated: October 13, 2008




                Please keep this Supplement with your Prospectus



                                  Page 1 of 1